BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	May 31, 2022	Aug. 31, 2021
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value		$ 499,912	$ 218,737
Property, Plant and Equipment, Net		$ 2,688,306	$ 427,296
Equipment Expense	$ 187,260
Depreciation, Depletion and Amortization, Nonproduction	$ 7,803